Quarterly Report
April 30, 2025
MFS®  High Yield Pooled Portfolio
HYP-Q1

Portfolio of Investments
4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 95.0%
Aerospace & Defense – 3.3%
Axon Enterprise, Inc., 6.125%, 3/15/2030 (n)	$1,675,000	$1,704,152
Boeing Co., 5.805%, 5/01/2050	1,848,000	1,732,154
Bombardier, Inc., 7.5%, 2/01/2029 (n)	1,068,000	1,100,139
Bombardier, Inc., 8.75%, 11/15/2030 (n)	922,000	987,933
Bombardier, Inc., 7.25%, 7/01/2031 (n)	1,133,000	1,160,028
Bombardier, Inc., 7%, 6/01/2032 (n)	500,000	505,866
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	1,450,000	1,446,520
Moog, Inc., 4.25%, 12/15/2027 (n)	1,597,000	1,540,547
TransDigm, Inc., 5.5%, 11/15/2027	1,509,000	1,501,816
TransDigm, Inc., 6.75%, 8/15/2028 (n)	1,411,000	1,439,353
TransDigm, Inc., 4.625%, 1/15/2029	1,602,000	1,540,855
TransDigm, Inc., 6.375%, 3/01/2029 (n)	868,000	884,242
TransDigm, Inc., 6.875%, 12/15/2030 (n)	2,986,000	3,076,634
		$18,620,239
Automotive – 1.6%
Adient Global Holdings Ltd., 7.5%, 2/15/2033 (n)	$853,000	$808,284
Allison Transmission, Inc., 3.75%, 1/30/2031 (n)	3,141,000	2,821,835
Dealer Tire LLC/DT Issuer LLC, 8%, 2/01/2028 (n)	1,472,000	1,427,959
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	1,941,000	1,341,382
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	1,512,000	1,127,972
Wabash National Corp., 4.5%, 10/15/2028 (n)	1,849,000	1,557,112
		$9,084,544
Broadcasting – 1.6%
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	$2,153,000	$2,206,404
Gray Media, Inc., 10.5%, 7/15/2029 (n)	672,000	689,796
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	1,862,000	1,757,017
Sinclair Television Group, Inc., 8.125%, 2/15/2033 (n)	1,543,000	1,527,354
Univision Communications, Inc., 8%, 8/15/2028 (n)	992,000	963,577
Univision Communications, Inc., 8.5%, 7/31/2031 (n)	1,887,000	1,781,850
		$8,925,998
Brokerage & Asset Managers – 1.8%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$2,169,000	$2,234,239
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	1,657,000	1,784,178
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	831,000	812,477
Hightower Holding LLC, 6.75%, 4/15/2029 (n)	1,267,000	1,211,506
Hightower Holding LLC, 9.125%, 1/31/2030 (n)	772,000	789,370
Jane Street Group/JSG Finance, Inc., 6.125%, 11/01/2032 (n)	3,530,000	3,469,566
		$10,301,336
Building – 4.9%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$1,451,000	$1,339,404
AmeriTex Holdco Intermediate LLC, 10.25%, 10/15/2028 (n)	1,706,000	1,757,414
BCPE Ulysses Intermediate, Inc., 7.75% (7.75% Cash or 8.5% PIK), 4/01/2027 (n)(p)	714,000	692,693
Cornerstone Building Brands, Inc., 6.125%, 1/15/2029 (n)	1,550,000	1,039,690
Cornerstone Building Brands, Inc., 9.5%, 8/15/2029 (n)	714,000	621,191
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	2,073,000	1,747,307
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	2,673,000	2,513,658
Knife River Corp., 7.75%, 5/01/2031 (n)	2,088,000	2,184,083
LBM Acquisition LLC, 6.25%, 1/15/2029 (n)	1,293,000	1,133,033
Miter Brands Acquisition Holdco, Inc., 6.75%, 4/01/2032 (n)	590,000	590,424
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	2,074,000	1,869,028
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	1,233,000	1,196,907
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	642,000	642,135

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Building – continued
Patrick Industries, Inc., 6.375%, 11/01/2032 (n)	$2,530,000	$2,456,196
Quikrete Holdings Inc., 6.375%, 3/01/2032 (n)	1,704,000	1,713,604
Standard Building Solutions, Inc., 6.5%, 8/15/2032 (n)	1,027,000	1,039,790
Standard Industries, Inc., 4.75%, 1/15/2028 (n)	1,312,000	1,283,980
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	1,640,000	1,529,487
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)	2,298,000	2,239,055
		$27,589,079
Business Services – 1.5%
athenahealth, Inc., 6.5%, 2/15/2030 (n)	$1,874,000	$1,791,265
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)	1,087,000	1,071,678
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)	1,568,000	1,543,839
Iron Mountain, Inc., 5.625%, 7/15/2032 (n)	1,571,000	1,523,591
Iron Mountain, Inc., 6.25%, 1/15/2033 (n)	1,179,000	1,176,843
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/2032 (n)	1,591,000	1,613,667
		$8,720,883
Cable TV – 5.6%
Cable One, Inc., 4%, 11/15/2030 (n)	$2,275,000	$1,850,461
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)	6,120,000	5,777,495
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	3,861,000	3,585,264
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 5/01/2032	1,095,000	972,884
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)	1,538,000	1,295,593
CSC Holdings LLC, 5.375%, 2/01/2028 (n)	2,150,000	1,878,857
CSC Holdings LLC, 5.75%, 1/15/2030 (n)	2,590,000	1,298,987
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	975,000	668,234
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)	676,000	645,026
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 10%, 2/15/2031 (n)	512,000	484,862
DISH DBS Corp., 7.75%, 7/01/2026	1,209,000	1,050,865
DISH DBS Corp., 5.125%, 6/01/2029	1,397,000	874,681
DISH Network Corp., 11.75%, 11/15/2027 (n)	1,031,000	1,083,528
EchoStar Corp., 10.75%, 11/30/2029	1,710,355	1,808,756
Virgin Media Finance PLC, 5%, 7/15/2030 (n)	2,173,000	1,905,090
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)	2,778,000	2,686,741
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)	3,875,000	3,435,276
		$31,302,600
Chemicals – 1.9%
Cerdia Finanz GmbH, 9.375%, 10/03/2031 (n)	$1,865,000	$1,876,656
Chemours Co., 4.625%, 11/15/2029 (n)	2,460,000	2,059,948
Chemours Co., 8%, 1/15/2033 (n)	707,000	637,091
Consolidated Energy Finance S.A., 6.5%, 5/15/2026 (n)	300,000	289,178
Consolidated Energy Finance S.A., 5.625%, 10/15/2028 (n)	1,939,000	1,509,007
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)	2,304,000	2,237,826
SNF Group SACA, 3.375%, 3/15/2030 (n)	2,468,000	2,231,149
		$10,840,855
Computer Software – 1.0%
Amentum Escrow Corp., 7.25%, 8/01/2032 (n)	$1,727,000	$1,756,770
Cloud Software Group, Inc., 8.25%, 6/30/2032 (n)	2,046,000	2,134,220
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)	1,696,000	1,509,440
		$5,400,430
Computer Software - Systems – 1.3%
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)	$921,000	$881,857
Sabre GLBL, Inc., 10.75%, 11/15/2029 (n)	703,000	669,607
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	2,939,000	2,924,509
Virtusa Corp., 7.125%, 12/15/2028 (n)	1,082,000	1,031,497

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Zebra Technologies Corp., “A”, 6.5%, 6/01/2032 (n)		$1,630,000	$1,637,582
			$7,145,052
Conglomerates – 2.1%
Amsted Industries, Inc., 6.375%, 3/15/2033 (n)		$1,263,000	$1,268,687
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		669,000	642,677
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		3,373,000	3,207,085
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		2,454,000	2,488,624
Gates Corp., 6.875%, 7/01/2029 (n)		1,414,000	1,434,685
Husky Injection Molding Systems Ltd., 9%, 2/15/2029 (n)		1,270,000	1,289,215
SPX Flow, Inc., 8.75%, 4/01/2030 (n)		1,717,000	1,731,274
			$12,062,247
Construction – 1.1%
Beazer Homes USA, Inc., 7.5%, 3/15/2031 (n)		$1,346,000	$1,300,475
Empire Communities Corp., 9.75%, 5/01/2029 (n)		1,912,000	1,865,538
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		599,000	581,854
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		1,104,000	1,009,933
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		1,510,000	1,412,300
			$6,170,100
Consumer Products – 2.9%
Acushnet Co., 7.375%, 10/15/2028 (n)		$1,609,000	$1,664,967
Amer Sports Co., 6.75%, 2/16/2031 (n)		1,949,000	1,971,300
CD&R Smokey Buyer, Inc./Radio Systems Corp., 9.5%, 10/15/2029 (n)		1,365,000	1,171,412
Champ Acquisition Corp., 8.375%, 12/01/2031 (n)		1,203,000	1,267,333
MajorDrive Holdings IV LLC, 6.375%, 6/01/2029 (n)		342,000	251,591
Newell Brands, Inc., 6.375%, 5/15/2030		1,908,000	1,736,841
Newell Brands, Inc., 6.625%, 5/15/2032		1,051,000	942,201
Opal Bidco S.A.S., 5.5%, 3/31/2032 (n)	EUR	809,000	912,636
Opal Bidco S.A.S., 6.5%, 3/31/2032 (n)		$861,000	861,217
Perrigo Finance Unlimited Co., 6.125%, 9/30/2032		2,460,000	2,441,904
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		1,678,000	1,664,035
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		1,833,000	1,654,835
			$16,540,272
Consumer Services – 3.2%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$1,192,000	$1,196,233
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)		1,080,000	1,012,797
Allied Universal Holdco LLC, 7.875%, 2/15/2031 (n)		851,000	869,178
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		1,915,000	1,712,211
Garda World Security Corp., 8.375%, 11/15/2032 (n)		1,864,000	1,838,694
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		2,508,000	2,336,259
Raven Acquisition Holdings LLC, 6.875%, 11/15/2031 (n)		1,767,000	1,723,435
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		644,000	508,569
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		1,543,000	1,133,595
Service Corp. International, 5.75%, 10/15/2032		2,075,000	2,048,523
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		1,835,000	1,673,769
TriNet Group, Inc., 7.125%, 8/15/2031 (n)		364,000	370,493
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		1,577,000	1,561,158
			$17,984,914
Containers – 1.6%
Ball Corp., 6%, 6/15/2029		$849,000	$866,317
Ball Corp., 2.875%, 8/15/2030		2,827,000	2,503,020
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/2030 (n)		1,784,000	1,838,096
Clydesdale Acquisition Holdings, Inc., 6.75%, 4/15/2032 (n)		481,000	491,824
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/2031 (n)		1,343,000	1,333,662

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Containers – continued
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	$1,793,000	$1,772,169
		$8,805,088
Electrical Equipment – 0.1%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$864,000	$751,871
Electronics – 0.5%
Diebold Nixdorf, Inc., 7.75%, 3/31/2030 (n)	$1,039,000	$1,081,723
Entegris, Inc., 4.375%, 4/15/2028 (n)	926,000	894,883
Entegris, Inc., 3.625%, 5/01/2029 (n)	541,000	498,115
Entegris, Inc., 5.95%, 6/15/2030 (n)	524,000	522,907
		$2,997,628
Energy - Independent – 4.6%
Chord Energy Corp., 6.75%, 3/15/2033 (n)	$1,029,000	$1,001,615
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	1,244,000	1,222,157
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	646,000	622,613
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	1,249,000	1,187,210
CNX Resources Corp., 7.25%, 3/01/2032 (n)	1,369,000	1,368,228
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	2,708,000	2,581,237
Encino Acquisition Partners Holdings LLC, 8.75%, 5/01/2031 (n)	1,906,000	1,940,684
Gulfport Energy Corp., 6.75%, 9/01/2029 (n)	2,057,000	2,027,150
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.875%, 12/01/2032 (n)	1,901,000	1,840,599
Matador Resources Co., 6.875%, 4/15/2028 (n)	1,922,000	1,911,316
Matador Resources Co., 6.5%, 4/15/2032 (n)	787,000	758,052
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	1,658,000	1,619,139
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	1,151,000	1,158,700
Permian Resources Operating LLC, 6.25%, 2/01/2033 (n)	834,000	815,567
Sitio Royalties Operating Partnership LP, 7.875%, 11/01/2028 (n)	2,001,000	2,056,396
Viper Energy, Inc., 7.375%, 11/01/2031 (n)	686,000	712,158
Vital Energy, Inc., 7.875%, 4/15/2032 (n)	1,950,000	1,514,941
Wildfire Intermediate Holdings LLC, 7.5%, 10/15/2029 (n)	1,716,000	1,570,140
		$25,907,902
Entertainment – 3.8%
Carnival Corp., 5.75%, 3/15/2030 (n)	$1,687,000	$1,675,129
Carnival Corp., 6.125%, 2/15/2033 (n)	854,000	846,779
Life Time, Inc., 6%, 11/15/2031 (n)	1,933,000	1,926,939
Lindblad Expeditions Holdings, Inc., 9%, 5/15/2028 (n)	1,770,000	1,819,050
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	1,415,000	1,338,173
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	165,000	164,158
NCL Corp. Ltd., 6.25%, 3/01/2030 (n)	1,710,000	1,668,019
NCL Corp. Ltd., 6.75%, 2/01/2032 (n)	1,116,000	1,089,707
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	1,047,000	1,045,778
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	1,426,000	1,424,537
Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031 (n)	918,000	910,944
Royal Caribbean Cruises Ltd., 6%, 2/01/2033 (n)	2,261,000	2,267,224
Six Flags Entertainment Corp., 6.625%, 5/01/2032 (n)	2,450,000	2,471,977
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	614,000	612,754
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	2,262,000	2,239,314
		$21,500,482
Financial Institutions – 5.0%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$1,932,318	$1,879,179
Azorra Finance Ltd., 7.75%, 4/15/2030 (n)	2,507,000	2,487,646
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	861,000	909,913
Credit Acceptance Corp., 6.625%, 3/15/2030 (n)	1,286,000	1,261,836
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	1,366,000	1,362,346
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	1,579,000	1,608,512

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	$1,995,000	$1,959,203
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	1,158,000	1,210,632
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/2029	1,351,000	1,333,437
Icahn Enterprises LP/Ichan Enterprises Finance Corp., 10%, 11/15/2029 (n)	641,000	626,784
Jefferson Capital Holdings LLC, 8.25%, 5/15/2030 (n)(w)	1,373,000	1,381,727
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	2,124,000	2,124,930
Nationstar Mortgage Holdings, Inc., 6.5%, 8/01/2029 (n)	1,386,000	1,408,722
OneMain Finance Corp., 6.625%, 5/15/2029	1,795,000	1,800,232
OneMain Finance Corp., 5.375%, 11/15/2029	1,011,000	966,465
OneMain Finance Corp., 7.5%, 5/15/2031	635,000	643,963
PennyMac Financial Services, Inc., 6.875%, 2/15/2033 (n)	2,559,000	2,555,430
Truenoord Ltd., 8.75%, 3/01/2030 (n)	1,016,000	1,037,824
Walker & Dunlop, Inc., 6.625%, 4/01/2033 (n)	1,342,000	1,365,029
		$27,923,810
Food & Beverages – 3.5%
B&G Foods, Inc., 8%, 9/15/2028 (n)	$1,586,000	$1,573,527
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	1,482,000	1,552,241
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	1,324,000	1,386,968
Fiesta Purchaser, Inc., 9.625%, 9/15/2032 (n)	1,166,000	1,219,207
Performance Food Group Co., 5.5%, 10/15/2027 (n)	2,213,000	2,194,860
Performance Food Group Co., 6.125%, 9/15/2032 (n)	1,431,000	1,431,425
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	2,677,000	2,523,354
Post Holdings, Inc., 6.25%, 10/15/2034 (n)	790,000	783,442
Primo Water Holdings Inc./Triton Water Holdings, 4.375%, 4/30/2029 (n)	2,955,000	2,803,746
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	2,827,000	2,745,700
U.S. Foods Holding Corp., 5.75%, 4/15/2033 (n)	479,000	469,184
Viking Baked Goods Acquisition Corp., 8.625%, 11/01/2031 (n)	1,339,000	1,271,910
		$19,955,564
Forest & Paper Products – 0.8%
Graphic Packaging International LLC, 6.375%, 7/15/2032 (n)	$2,663,000	$2,676,105
Veritiv Operating Co., 10.5%, 11/30/2030 (n)	1,543,000	1,611,739
		$4,287,844
Gaming & Lodging – 3.4%
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	$1,776,000	$1,778,072
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	3,551,000	3,472,808
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030	3,201,000	3,136,797
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	2,272,000	2,009,775
Melco Resorts Finance Ltd., 5.375%, 12/04/2029	2,716,000	2,450,850
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	2,707,000	2,600,130
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	1,123,000	1,071,908
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	2,122,000	2,045,895
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	539,000	556,013
		$19,122,248
Industrial – 0.9%
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	$1,330,000	$1,342,501
APi Escrow Corp., 4.75%, 10/15/2029 (n)	3,090,000	2,905,780
Brundage-Bone Concrete Pumping Holdings, Inc., 7.5%, 2/01/2032 (n)	687,000	670,401
		$4,918,682
Insurance - Property & Casualty – 3.5%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$1,340,000	$1,371,056
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	1,568,000	1,485,495
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	1,221,000	1,178,682
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	1,536,000	1,558,882
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.5%, 10/01/2031 (n)	2,502,000	2,496,870

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
AmWINS Group Benefits, Inc., 6.375%, 2/15/2029 (n)	$883,000	$893,523
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	1,259,000	1,202,002
Baldwin Insurance Group Holdings LLC, 7.125%, 5/15/2031 (n)	2,529,000	2,573,240
Hub International Ltd., 5.625%, 12/01/2029 (n)	965,000	942,686
Hub International Ltd., 7.25%, 6/15/2030 (n)	2,612,000	2,709,279
Hub International Ltd., 7.375%, 1/31/2032 (n)	740,000	762,379
Panther Escrow Issuer, 7.125%, 6/01/2031 (n)	2,640,000	2,704,667
		$19,878,761
Interactive Media Services – 0.2%
Snap, Inc., 6.875%, 3/01/2033 (n)	$1,180,000	$1,178,508
Machinery & Tools – 0.9%
Manitowoc Co., Inc., 9.25%, 10/01/2031 (n)	$1,172,000	$1,188,115
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	3,450,000	3,617,270
		$4,805,385
Medical & Health Technology & Services – 5.5%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$2,375,000	$2,224,124
Acadia Healthcare Co., Inc., 7.375%, 3/15/2033 (n)	1,342,000	1,340,833
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	1,464,000	1,520,803
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	1,802,000	1,649,637
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	1,242,000	1,242,617
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,074,000	732,356
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	3,992,000	3,405,785
Concentra, Inc., 6.875%, 7/15/2032 (n)	1,828,000	1,871,500
Encompass Health Corp., 5.75%, 9/15/2025	238,000	237,428
Encompass Health Corp., 4.75%, 2/01/2030	1,958,000	1,902,519
Encompass Health Corp., 4.625%, 4/01/2031	749,000	713,037
IQVIA, Inc., 5%, 5/15/2027 (n)	2,483,000	2,463,202
IQVIA, Inc., 6.5%, 5/15/2030 (n)	1,149,000	1,167,416
Lifepoint Health, Inc., 9.875%, 8/15/2030 (n)	1,097,000	1,166,904
Lifepoint Health, Inc., 11%, 10/15/2030 (n)	977,000	1,069,469
Lifepoint Health, Inc., 10%, 6/01/2032 (n)	782,000	758,540
Surgery Center Holdings, Inc., 7.25%, 4/15/2032 (n)	1,398,000	1,394,827
Tenet Healthcare Corp., 6.125%, 10/01/2028	1,028,000	1,025,541
Tenet Healthcare Corp., 6.125%, 6/15/2030	3,157,000	3,167,825
U.S. Acute Care Solutions LLC, 9.75%, 5/15/2029 (n)	1,732,000	1,758,294
		$30,812,657
Medical Equipment – 1.0%
Insulet Corp., 6.5%, 4/01/2033 (n)	$1,171,000	$1,194,659
Medline Borrower LP, 3.875%, 4/01/2029 (n)	957,000	892,708
Medline Borrower LP, 5.25%, 10/01/2029 (n)	2,538,000	2,410,180
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/01/2029 (n)	1,196,000	1,205,153
		$5,702,700
Metals & Mining – 2.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,854,000	$1,629,122
Cleveland-Cliffs, Inc., 7%, 3/15/2032 (n)	1,182,000	1,110,472
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	5,188,000	4,695,304
Mineral Resources Ltd., 9.25%, 10/01/2028 (n)	685,000	647,814
Novelis, Inc., 4.75%, 1/30/2030 (n)	1,990,000	1,850,474
Novelis, Inc., 6.875%, 1/30/2030 (n)	1,001,000	1,015,422
Novelis, Inc., 3.875%, 8/15/2031 (n)	1,050,000	906,235
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	901,009	486,642
Taseko Mines Ltd., 8.25%, 5/01/2030 (n)	1,694,000	1,710,442
		$14,051,927

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – 6.5%
Buckeye Partners LP, 6.75%, 2/01/2030 (n)		$1,029,000	$1,047,014
Buckeye Partners LP, 5.85%, 11/15/2043		510,000	428,206
Delek Logistics Partners LP/Delek Logistics Corp., 8.625%, 3/15/2029 (n)		2,125,000	2,181,446
DT Midstream, Inc., 4.125%, 6/15/2029 (n)		1,915,000	1,797,283
DT Midstream, Inc., 4.375%, 6/15/2031 (n)		2,469,000	2,274,043
Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/2029		1,886,000	1,916,760
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)		1,832,000	1,789,956
NFE Financing LLC, 12%, 11/15/2029 (n)		1,197,248	824,103
NuStar Logistics LP, 6.375%, 10/01/2030		2,082,000	2,113,861
Prairie Acquiror LP, 9%, 8/01/2029 (n)		1,488,000	1,499,472
Rockies Express Pipeline LLC, 6.75%, 3/15/2033 (n)		799,000	811,811
Rockies Express Pipeline LLC, 6.875%, 4/15/2040 (n)		1,711,000	1,615,211
Sunoco LP, 7.25%, 5/01/2032 (n)		2,059,000	2,135,214
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)		2,817,000	2,738,785
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)		1,251,000	1,246,444
TransMontaigne Partners LLC, 8.5%, 6/15/2030 (n)		1,017,000	1,023,595
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)		829,000	759,219
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		1,449,000	1,301,714
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)		1,413,000	1,403,213
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)		1,911,000	1,980,241
Venture Global LNG, Inc., 7%, 1/15/2030 (n)		786,000	740,412
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		2,709,000	2,612,332
Venture Global LNG, Inc., 9% to 9/30/2029, FLR (CMT - 5yr. + 5.44%) to 3/30/2173 (n)		2,060,000	1,770,642
Venture Global Plaquemines LNG LLC, 7.5%, 5/01/2033 (n)		600,000	615,545
			$36,626,522
Network & Telecom – 1.3%
Altice Financing S.A., 5.75%, 8/15/2029 (n)		$850,000	$626,893
Frontier Communications Holdings LLC, 6.75%, 5/01/2029 (n)		2,081,000	2,089,732
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		2,107,000	2,132,688
Iliad Holding S.A.S., 5.375%, 4/15/2030 (n)	EUR	450,000	520,628
Iliad Holding S.A.S., 6.875%, 4/15/2031 (n)		891,000	1,076,295
Windstream Services, LLC / Windstream Escrow, 8.25%, 10/01/2031 (n)		$687,000	703,295
			$7,149,531
Oil Services – 0.7%
Nabors Industries, Inc., 8.875%, 8/15/2031 (n)		$2,004,000	$1,359,189
U.S.A. Compression Partners LP/Finance Co., 7.125%, 3/15/2029 (n)		1,927,000	1,945,675
Valaris Ltd., 8.375%, 4/30/2030 (n)		911,000	853,596
			$4,158,460
Pharmaceuticals – 1.0%
1261229 B.C. Ltd., 10%, 4/15/2032 (n)		$1,304,000	$1,276,843
Bausch Health Co., Inc., 4.875%, 6/01/2028 (n)		1,365,000	1,108,585
Bausch Health Co., Inc., 5.25%, 1/30/2030 (n)		798,000	467,145
Grifols S.A., 3.875%, 10/15/2028	EUR	865,000	918,670
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		$1,934,000	1,824,088
			$5,595,331
Pollution Control – 0.6%
GFL Environmental, Inc., 4%, 8/01/2028 (n)		$1,612,000	$1,535,525
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		602,000	625,780
Wrangler Holdco Corp., 6.625%, 4/01/2032 (n)		966,000	991,626
			$3,152,931
Precious Metals & Minerals – 1.0%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$713,000	$676,395
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		2,038,000	2,008,865
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		1,834,000	1,816,793

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Precious Metals & Minerals – continued
New Gold, Inc., 6.875%, 4/01/2032 (n)		$1,374,000	$1,405,274
			$5,907,327
Real Estate - Healthcare – 0.3%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$664,000	$586,651
MPT Operating Partnership LP/MPT Finance Corp., REIT, 8.5%, 2/15/2032 (n)		1,204,000	1,223,244
			$1,809,895
Real Estate - Other – 1.2%
Park Intermediate Holdings LLC, 4.875%, 5/15/2029 (n)		$1,715,000	$1,605,528
RHP Hotel Properties LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		2,897,000	2,977,241
XHR LP, REIT, 4.875%, 6/01/2029 (n)		2,027,000	1,905,300
			$6,488,069
Restaurants – 0.9%
1011778 B.C. ULC/New Red Finance, Inc., 6.125%, 6/15/2029 (n)		$1,388,000	$1,409,951
1011778 B.C. ULC/New Red Finance, Inc., 4%, 10/15/2030 (n)		1,095,000	996,486
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		1,813,000	1,586,208
New Red Finance, Inc., 5.625%, 9/15/2029 (n)		909,000	905,991
			$4,898,636
Retailers – 2.3%
Hanesbrands, Inc., 9%, 2/15/2031 (n)		$686,000	$710,693
L Brands, Inc., 6.625%, 10/01/2030 (n)		2,277,000	2,317,089
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		1,709,000	1,620,663
Mavis Tire Express Services Corp., 6.5%, 5/15/2029 (n)		1,240,000	1,143,371
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	1,210,000	1,126,481
Parkland Corp., 4.625%, 5/01/2030 (n)		$3,105,000	2,922,499
Parkland Corp., 6.625%, 8/15/2032 (n)		372,000	370,287
Penske Automotive Group Co., 3.75%, 6/15/2029		2,214,000	2,052,638
Saks Global Enterprises, 11%, 12/15/2029 (n)		874,000	530,114
			$12,793,835
Specialty Stores – 1.1%
Carvana Co., 9% (9% Cash or 12% PIK) to 8/15/2025, 9% Cash to 12/01/2028 (n)(p)		$638,499	$656,406
Carvana Co., 14% (9% Cash or 14% PIK) to 8/15/2025, 9% Cash to 6/01/2031 (n)(p)		2,153,683	2,424,088
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		853,000	444,482
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		1,180,000	405,531
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		2,615,000	2,435,547
			$6,366,054
Supermarkets – 1.0%
Albertsons Cos., LLC / Safeway, Inc., 6.25%, 3/15/2033 (n)		$3,435,000	$3,484,969
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		2,332,000	2,385,638
			$5,870,607
Telecommunications - Wireless – 1.2%
Altice France S.A., 5.5%, 1/15/2028 (n)		$2,092,000	$1,731,956
Altice France S.A., 5.125%, 7/15/2029 (n)		717,000	584,989
SBA Communications Corp., 3.125%, 2/01/2029		2,741,000	2,539,466
Zegona Finance PLC, 6.75%, 7/15/2029 (n)	EUR	202,000	241,765
Zegona Finance PLC, 8.625%, 7/15/2029 (n)		$1,677,000	1,783,355
			$6,881,531
Telephone Services – 0.6%
Level 3 Financing, Inc., 11%, 11/15/2029 (n)		$1,026,241	$1,146,824
Level 3 Financing, Inc., 3.875%, 10/15/2030 (n)		1,111,761	876,846
Uniti Group/CSL Capital Co., 6.5%, 2/15/2029 (n)		1,342,000	1,227,702
			$3,251,372

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.2%
Turning Point Brands, Inc., 7.625%, 3/15/2032 (n)		$1,343,000	$1,395,596
Transportation - Services – 0.3%
Avis Budget Finance PLC, 7.25%, 7/31/2030 (n)	EUR	1,596,000	$1,787,688
Utilities - Electric Power – 3.2%
Calpine Corp., 4.5%, 2/15/2028 (n)		$1,950,000	$1,907,270
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		3,858,000	3,434,674
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		684,000	593,175
PG&E Corp., 5.25%, 7/01/2030		2,988,000	2,878,882
PG&E Corp., 7.375% to 3/15/2030, FLR (CMT - 5yr. + 3.883%) to 3/15/2055		858,000	832,938
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		647,000	632,580
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		2,949,000	2,872,330
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		1,239,000	1,167,790
XPLR Infrastructure Operating Partners LP, 4.5%, 9/15/2027 (n)		1,118,000	1,056,998
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/2029 (n)		1,544,000	1,528,073
XPLR Infrastructure Operating Partners LP, 8.375%, 1/15/2031 (n)		448,000	449,644
XPLR Infrastructure Operating Partners LP, 8.625%, 3/15/2033 (n)		391,000	390,177
			$17,744,531
Total Bonds			$535,167,522
Common Stocks – 0.3%
Oil Services – 0.2%
LTRI Holdings LP (a)(u)		3,300	$901,791
Telecom Services – 0.1%
Intelsat Emergence S.A. (a)		20,388	$805,326
Total Common Stocks			$1,707,117
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	42,350	$19,472

Mutual Funds (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 4.36% (v)	22,731,782	$22,731,782

Other Assets, Less Liabilities – 0.7%		3,846,517
Net Assets – 100.0%		$563,472,410
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $22,731,782 and $536,894,111, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $482,374,058, representing 85.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 4/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	1,751,957	EUR	1,543,996	Barclays Bank PLC	7/18/2025	$(5,829)
USD	2,360,202	EUR	2,080,335	JPMorgan Chase Bank N.A.	7/18/2025	(8,188)
USD	3,270,598	EUR	2,879,977	State Street Corp.	7/18/2025	(8,158)
						$(22,175)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$901,791	$901,791
Luxembourg	—	805,326	—	805,326
United Kingdom	—	19,472	—	19,472
U.S. Corporate Bonds	—	453,389,754	—	453,389,754
Foreign Bonds	—	81,777,768	—	81,777,768
Investment Companies	22,731,782	—	—	22,731,782
Total	$22,731,782	$535,992,320	$901,791	$559,625,893
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Liabilities	$—	$(22,175)	$—	$(22,175)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 1/31/25	$750,981
Change in unrealized appreciation or depreciation	150,810
Balance as of 4/30/25	$901,791
At April 30, 2025, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,373,051	$46,696,483	$32,335,149	$(136)	$(2,467)	$22,731,782
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$145,491	$—